UNITED STATES
                                       SECURITIES AND EXCHANGE COMMISSION
                                                 Washington, D.C.  20549

                                                 FORM 13F

                                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2003

Check here if Amendment [x]; Amendment Number:
This Amendment (Check only one.) :  [  ] is a restatement.
                                    [x]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     CIC/HCM Asset Management, Inc.
Address:  633 West Fifth Street
          Suite 1180
          Los Angeles, CA 90071

13F File Number:  28-3660

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Fernando Inzunza
Title:    Principal
Phone:    213-629-0451
Signature, Place, and Date of Signing:

  Fernando Inzunza  Los Angeles, California  May 13, 2003

Report Type: (Check only one.):

[X]       13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                                 FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:          37

Form 13F Information Table Value Total:          $176695



List of Other Included Managers:                 0

No.     13F File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Albertsons                     com              013104104     3544   188025 SH       SOLE                    33080            154945
Allstate Insurance             com              020002101     6149   185365 SH       SOLE                    32355            153010
American International Group   com              026874107     3725    75325 SH       SOLE                    13130             62195
Apache Corp.                   com              037411105     5328    86305 SH       SOLE                    15041             71263
Avery Dennison Corp.           com              053611109     4543    77430 SH       SOLE                    13510             63920
BB&T Corp                      com              054937107     4027   128135 SH       SOLE                    22335            105800
Baker Hughes Inc.              com              057224107     4716   157570 SH       SOLE                    27485            130085
BankAmerica Corp.              com              060505104     7211   107890 SH       SOLE                    18575             89315
Bellsouth Corp                 com              079860102     3322   153300 SH       SOLE                    26760            126540
CVS Corp.                      com              126650100     3860   161860 SH       SOLE                    28210            133650
Chevron Texaco                 com              166764100     4522    69945 SH       SOLE                    12200             57745
Citigroup                      com              172967101     5409   157015 SH       SOLE                    27355            129660
ConocoPhillips                 com              20825C104     5052    94260 SH       SOLE                    16430             77830
Consolidated Edison            com              209115104     4841   125845 SH       SOLE                    21935            103910
DTE Energy Co.                 com              233331107     4861   125770 SH       SOLE                    21915            103855
DuPont                         com              263534109     4381   112730 SH       SOLE                    19650             93080
Exxon Mobil Corp               com              30231G102     5051   144530 SH       SOLE                    25185            119345
Gannett Co.                    com              364730101     5631    79950 SH       SOLE                    13940             66010
General Electric               com              369604103     3694   144855 SH       SOLE                    25260            119595
Goldman Sachs                  com              38141G104     4437    65170 SH       SOLE                    11360             53810
Hewlett Packard (New)          com              428236103     5587   359272 SH       SOLE                    62686            296586
Illinois Tool Works, Inc.      com              452308109     4475    76960 SH       SOLE                    13430             63530
International Business Machine com              459200101     4648    59265 SH       SOLE                    10330             48935
J P Morgan                     com              46625H100     3864   162985 SH       SOLE                    28420            134565
Johnson Controls               com              478366107     4957    68435 SH       SOLE                    11935             56500
Kraft Foods Inc.               com              50075N104     4026   142770 SH       SOLE                    24890            117880
Lehman Brothers                com              524908100     4608    79800 SH       SOLE                    13960             65840
MBNA                           com              55262L100     3983   264682 SH       SOLE                    46170            218512
Masco                          com              574599106     4225   226890 SH       SOLE                    39570            187320
TJX Companies Inc.             com              872540109     4708   267475 SH       SOLE                    46620            220855
US Bancorp                     com              902973304     4017   211655 SH       SOLE                    36915            174740
Union Pacific                  com              907818108     6072   110395 SH       SOLE                    19255             91140
Verizon Communications         com              92343V104     4185   118395 SH       SOLE                    20650             97745
Walt Disney Co.                com              254687106     4755   279395 SH       SOLE                    48725            230670
Washington Mutual              com              939322103     6685   189528 SH       SOLE                    33100            156428
Wellpoint Health Networks      com              94973H108     5324    69370 SH       SOLE                    12090             57280
Wells Fargo & Co.              com              949746101     6269   139345 SH       SOLE                    24305            115040